Significant Accounting Policies - Schedule of Revenue Recognized (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Revenue	$ 9,653,440	$ 10,098,400	$ 30,561,983	$ 30,493,839	$ 40,613,709	$ 41,432,863
Increase/ (Decrease) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Revenue					82,840
Reported under ASC-606 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Revenue					40,613,709
Reported under ASC-605 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Revenue					40,530,869
Restaurant Sales, Net [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Revenue	9,414,626	9,848,302	29,703,172	29,802,969	39,665,763	40,495,166
Restaurant Sales, Net [Member] | Increase/ (Decrease) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Revenue
Restaurant Sales, Net [Member] | Reported under ASC-606 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Revenue					39,665,763
Restaurant Sales, Net [Member] | Reported under ASC-605 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Revenue					39,665,763
Gaming Income, Net [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Revenue	121,453	111,301	347,074	285,578	402,611	442,521
Gaming Income, Net [Member] | Increase/ (Decrease) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Revenue
Gaming Income, Net [Member] | Reported under ASC-606 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Revenue					402,611
Gaming Income, Net [Member] | Reported under ASC-605 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Revenue					402,611
Management Fee Income [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Revenue		24,999	50,000	74,997	100,000	100,000
Management Fee Income [Member] | Increase/ (Decrease) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Revenue
Management Fee Income [Member] | Reported under ASC-606 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Revenue					100,000
Management Fee Income [Member] | Reported under ASC-605 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Revenue					100,000
Franchise Income [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Revenue	$ 117,361	$ 113,798	$ 461,737	$ 330,295	445,335	$ 395,176
Franchise Income [Member] | Increase/ (Decrease) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Revenue					82,840
Franchise Income [Member] | Reported under ASC-606 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Revenue					445,335
Franchise Income [Member] | Reported under ASC-605 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Revenue					$ 362,495